Fair Value Measurements - Narrative (Details) - Recurring Basis [Member] - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Egypt, Pounds
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Other Assets	$ 2.1	$ 2.2
Angola, Kwanza
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Other Assets	3.4	4.3
Fair Value, Inputs, Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Long-term Debt, Fair Value	$ 2,134.0	$ 2,262.0